INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Non- controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2019			1,749,127,404
Equity at beginning of period at Dec. 31, 2019	$ 2,220	$ 1,226	$ 2	$ 12,753	$ (1,887)	$ (1,330)	$ (8,312)	$ 994
Profit / (loss) for the period	294	264				264		30
Other comprehensive income / (loss)	(490)	(414)			(4)	(1)	(409)	(76)
Total comprehensive income / (loss) , net of tax	(196)	(150)			(4)	263	(409)	(46)
Dividends declared	(321)	(262)				(262)		(59)
Other	(1)	(3)			(3)	26	(26)	2
Number of shares outstanding at end of period (in shares) at Jun. 30, 2020			1,749,127,404
Equity at end of period at Jun. 30, 2020	1,702	811	$ 2	12,753	(1,894)	(1,303)	(8,747)	891
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2020			1,749,127,404
Equity at beginning of period at Mar. 31, 2020	1,492	543	$ 2	12,753	(1,893)	(1,494)	(8,825)	949
Profit / (loss) for the period	175	156				156		19
Other comprehensive income / (loss)	94	103				(1)	104	(9)
Total comprehensive income / (loss) , net of tax	269	259				155	104	10
Dividends declared	(59)							(59)
Other	0	9			(1)	36	(26)	(9)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2020			1,749,127,404
Equity at end of period at Jun. 30, 2020	1,702	811	$ 2	12,753	(1,894)	(1,303)	(8,747)	891
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2020			1,749,127,404
Equity at beginning of period at Dec. 31, 2020	1,013	163	$ 2	12,753	(1,898)	(1,919)	(8,775)	850
Profit / (loss) for the period	265	230				230		35
Other comprehensive income / (loss)	10	32				0	32	(22)
Total comprehensive income / (loss) , net of tax	275	262				230	32	13
Dividends declared	(44)							(44)
Acquisition of subsidiary	(10)	(16)			(16)			6
Other	(8)	(8)			(7)	(1)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2021			1,749,127,404
Equity at end of period at Jun. 30, 2021	1,226	401	$ 2	12,753	(1,921)	(1,690)	(8,743)	825
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2021			1,749,127,404
Equity at beginning of period at Mar. 31, 2021	1,147	298	$ 2	12,753	(1,897)	(1,792)	(8,768)	849
Profit / (loss) for the period	127	100				100		27
Other comprehensive income / (loss)	14	27				2	25	(13)
Total comprehensive income / (loss) , net of tax	141	127				102	25	14
Dividends declared	(44)							(44)
Acquisition of subsidiary	(10)	(16)			(16)			6
Other	(8)	(8)			(8)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2021			1,749,127,404
Equity at end of period at Jun. 30, 2021	$ 1,226	$ 401	$ 2	$ 12,753	$ (1,921)	$ (1,690)	$ (8,743)	$ 825